RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH
RESTRICTED CASH

4.                          RESTRICTED CASH

Restricted cash of $3,520 and $2,593 primarily represent amounts received as government grants as of December 31, 2011 and 2012, respectively. The withdrawal of cash is restricted, unless it’s used for expenses incurred related to the specific research and development projects or general operations purposes for which the grants were provided.